SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

In May 2013, the Company entered into contracts for the construction of four new 8,700 TEU container vessels at Daewoo Shipbuilding & Marine Engineering Co. Ltd. in South Korea for a total contract price of approximately $340 million, which are scheduled to be delivered to us in 2014 and 2015.
In May 2013, our wholly-owned subsidiary, SFL Hercules Ltd. entered into a six year $375 million term loan and revolving credit facility agreement for the refinancing of the ultra deepwater drilling rig West Hercules. The rig is currently owned by our wholly-owned subsidiary SFL Deepwater Ltd., which also owns the ultra deepwater drilling rig West Taurus, and both rigs are financed under a joint term loan facility. The new facility for West Hercules is expected to be drawn in June 2013, concurrently with the transfer of the rig from SFL Deepwater Ltd. to SFL Hercules Ltd.
In May 2013, an employee of the Company exercised options to acquire 10,000 shares in the Company and 10,000 new shares were issued.